Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	15,692	$347,111
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,150	437,800
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	24,485	270,561
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	59,965	685,403
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	164,549	2,035,465
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	126,721	2,216,344
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	72,855	771,529
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	85,439	1,431,964
PGIM Total Return Bond Fund (Class R6)	47,543	610,928

Total Long-Term Investments (cost $7,667,646)		8,807,105

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $24,194)	24,194	24,194

TOTAL INVESTMENTS 100.2% (cost $7,691,840)(wd)		8,831,299
Liabilities in excess of other assets (0.2)%		(16,508)

Net Assets 100.0%		$8,814,791

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds